Information about financial instruments - Schedule of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Carrying amount
Total financial assets	$ 67,760	$ 15,182	$ 20,256
Total current	67,024	14,391	19,483
Total non-current	736	791	773
Fair value
Total financial assets	67,760	15,182	20,256
Total current	67,024	14,391	19,483
Total non-current	736	791	773
Carrying amount
Total financial liabilities	22,548	96,970	77,634
Total current	16,682	92,484	21,556
Total non-current	5,866	4,486	56,078
Fair value
Total financial liabilities	22,548	96,803	76,815
Total current	16,682	92,317	21,556
Total non-current	5,866	4,486	55,259
Convertible debt
Carrying amount
Total financial liabilities		3	3,203
Fair value
Total financial liabilities	0	3	3,203
Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets	62,093
Fair value
Total financial assets	62,093	5,705	10,671
Lease liability
Carrying amount
Total financial liabilities	1,772	3,116	3,569
Fair value
Total financial liabilities	1,772	3,116	3,569
Interest-bearing loans and borrowings: | Interest-bearing receivables financing
Carrying amount
Total financial liabilities	3,742	9,544	7,723
Fair value
Total financial liabilities	3,742	9,544	7,723
Interest-bearing loans and borrowings: | Convertible debt
Carrying amount
Total financial liabilities	0	52,278	43,455
Fair value
Total financial liabilities	0	52,111	42,636
Interest-bearing loans and borrowings: | Venture debt
Carrying amount
Total financial liabilities	0	8,922	0
Fair value
Total financial liabilities	0	8,922	0
Interest-bearing loans and borrowings: | Government loans
Carrying amount
Total financial liabilities	2,419	4,337	5,171
Fair value
Total financial liabilities	2,419	4,337	5,171
Interest-bearing loans and borrowings: | Research project financing
Carrying amount
Total financial liabilities	8,403	2,489	3,383
Fair value
Total financial liabilities	8,403	2,489	3,383
Trade and other payables (current and non current) | Trade and other payables (current and non current)
Carrying amount
Total financial liabilities	6,106	16,281	11,130
Fair value
Total financial liabilities	6,106	16,281	11,130
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Carrying amount
Total financial liabilities	106	0	0
Fair value
Total financial liabilities	106	0	0
Trade and other receivables | Trade receivables and contract assets
Carrying amount
Total financial assets	4,931	8,612	8,670
Fair value
Total financial assets	4,931	8,612	8,670
Deposits and other receivables | Deposits
Carrying amount
Total financial assets	383	431	436
Fair value
Total financial assets	383	431	436
Other financial assets | Long-term investments
Carrying amount
Total financial assets	353	360	337
Fair value
Total financial assets	353	360	337
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Carrying amount
Total financial assets	0	74	142
Fair value
Total financial assets	$ 0	74	142
Cash, cash equivalents and short-term investments | Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets		$ 5,705	$ 10,671